Debt - Summary of repayment years for borrowings (Details) € in Millions, £ in Millions, $ in Billions	1 Months Ended
	Mar. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about borrowings
Debt		£ 6,544		£ 6,497
Committed bank facility		2,400	$ 3.0
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		762		220
Term debt
Disclosure of detailed information about borrowings
Debt		5,679		6,136
Term debt, euro denominated, issued in March 2024
Disclosure of detailed information about borrowings
Notional amount | €	€ 850
Coupon	3.375%
Maturity period	9 years
Lease liabilities
Disclosure of detailed information about borrowings
Debt		103		141
Within 1 year
Disclosure of detailed information about borrowings
Debt		1,412		1,313
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt		762		220
Within 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		612		1,036
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		38		57
After 1 year
Disclosure of detailed information about borrowings
Debt		5,132		5,184
After 1 year | Term debt
Disclosure of detailed information about borrowings
Debt		5,067		5,100
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt		65		84
Within 1 to 2 years
Disclosure of detailed information about borrowings
Debt		632		639
Within 1 to 2 years | Term debt
Disclosure of detailed information about borrowings
Debt		619		620
Within 1 to 2 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		13		19
Within 2 to 3 years
Disclosure of detailed information about borrowings
Debt		424		665
Within 2 to 3 years | Term debt
Disclosure of detailed information about borrowings
Debt		412		647
Within 2 to 3 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		12		18
Within 3 to 4 years
Disclosure of detailed information about borrowings
Debt		670		449
Within 3 to 4 years | Term debt
Disclosure of detailed information about borrowings
Debt		658		432
Within 3 to 4 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		12		17
Within 4 to 5 years
Disclosure of detailed information about borrowings
Debt		762		698
Within 4 to 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		753		689
Within 4 to 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		9		9
After 5 years
Disclosure of detailed information about borrowings
Debt		2,644		2,733
After 5 years | Term debt
Disclosure of detailed information about borrowings
Debt		2,625		2,712
After 5 years | Lease liabilities
Disclosure of detailed information about borrowings
Debt		£ 19		£ 21